Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill
Beginning balance	$ 4,581,112
Impairment	0	$ 0
Foreign currency translation adjustments	(274,533)
Ending balance	4,306,579	4,581,112
Jisen
Goodwill
Beginning balance	4,581,112
Foreign currency translation adjustments	(274,533)
Ending balance	$ 4,306,579	$ 4,581,112